Notes to the Consolidated statements of Profit and Loss and Other Comprehensive Income - Shares Listing Expense and Change in Fair Value of Warrant Liabilities (Details) - EUR (€)
€ / shares in Units, € in Millions
		12 Months Ended
	Dec. 14, 2021	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2020
Profit or loss [abstract]
Shares to be issued by TopCo to Yucaipa (in shares)	12,584,315
Yucaipa's closing price per share (in EUR per share)	€ 8.8
Fair value of stock converted	€ 110.1
Yucaipa's net assets	7.3
Fair value of the deemed issued Warrants	19.0
Excess of fair value of shares over Yucaipa's net assets acquired including Warrants	€ 121.9	€ 121.9	€ 0.0	€ 0.0